Condensed Consolidated Statements of Cash Flows - USD ($)	3 Months Ended					6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Jun. 30, 2026	Jun. 30, 2025	Sep. 24, 2024	Dec. 31, 2025	Dec. 31, 2024
Cash flows from operating activities:
Net loss	$ (638,726)	$ (2,008,476)	$ (660,583)	$ (538,770)	$ (862,791)	$ (2,647,202)	$ (1,199,353)	$ (654,640)	$ (6,278,191)	$ (1,517,431)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization			75,000		150,000		150,000		300,000
Impairment loss on Intellectual property									2,550,000
Loss on investment									500,000
Amortization of debt discounts						141,350			6,667
Stock-based compensation					400,000	1,036,496			1,238,650
Stock-based compensation loss on stock repurchased from related parties						137,500
Shares issued for services							607,000
Gain on debt settlement									175,000
Changes in operating assets and liabilities:
Inventory, net							642		882
Accounts receivable								354
Prepaid expenses and other current assets					8,627	48,328	(4,891)	(43,775)	(79,985)
Accounts payable					1,379	123,454	6,935	139,502	(95,101)
Accrued expenses and other current liabilities					30,537	146,207	(11,438)	6,816	(10,180)
Net cash used in operating activities					(272,248)	(1,013,867)	(451,105)	(551,743)	(1,692,258)
Cash flows from investing activities:
Cash acquired in reverse merger					608,596
Net cash provided by investing activities					608,596
Cash flows from financing activities:
Proceeds from initial public offering									3,235,692
Proceeds from Convertible notes									170,000
Related party loan payable							50,000	666,232	120,000
Repayments of related party debt									(120,000)
Proceeds from shares							6,000		6,800
Proceeds from PIPE financing, net						3,870,000
Advance for repurchase of common stock						(150,000)
Repurchase of common stock						(3,075,000)
Net cash provided by financing activities						645,000	56,000	666,232	3,412,492
Net decrease in cash and cash equivalents					336,348	(368,867)	(395,105)	114,489	1,720,234
Cash and cash equivalents, beginning of period		$ 2,189,232		$ 468,998	132,650	2,189,232	468,998	18,161	468,998	18,161
Cash and cash equivalents, end of period	$ 1,820,365		$ 73,893		468,998	1,820,365	73,893	132,650	2,189,232	$ 468,998
Supplemental disclosure of non-cash investing and financing activities:
Shares sold on subscription									800
Settlement of related party debt									78,980
Discounts on convertible promissory notes									$ 118,017
Common stock sold on subscription							1,600
Share issued for common stock payable						60,000
Share issued for debt conversion						350,367
Accretion of Series A preferred stock to redemption value						2,062,360
Dividends accrued on Series A Convertible Preferred Stock						$ 88,508